Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Basic earnings per common share
Net income attributable to common shareholders		$ 6,991	$ 9,656
Weighted average number of common shares outstanding		1,197	1,199
Basic earnings per common share	[1]	$ 5.84	$ 8.05
Diluted earnings per common share
Net income attributable to common shareholders		$ 6,991	$ 9,656
Dilutive impact of share-based payment options and others	[2]	(36)	36
Net income attributable to common shareholders (diluted)		$ 6,955	$ 9,692
Weighted average number of common shares outstanding		1,197	1,199
Dilutive impact of share-based payment options and others	[2]	7	9
Weighted average number of diluted common shares outstanding		1,204	1,208
Diluted earnings per common share	[1]	$ 5.78	$ 8.02

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.